Lease Transactions (Profit or Loss of Lease Transactions as a Lessor) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Sales type and direct financing leases:
Finance income on net investment	¥ 143,086	¥ 127,724	¥ 116,430
Operating leases:
Lease income	8,545	6,978	4,202
Total	¥ 151,631	¥ 134,702	¥ 120,632